PIERCE ATWOOD LLP Attorneys at Law

Scott E. Pueschel

One New Hampshire Avenue, Suite 350

Pease International Tradeport

Portsmouth, NH 03801

603-373-2019 voice

603-433-6372 fax

spueschel@pierceatwood.com

www.pierceatwood.com

Admitted in: MA NH VA

October 6, 2005

BY ELECTRONIC SUBMISSION

United States Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	Environmental Power Corporation – Registration Statement on Form S-2

Ladies and Gentlemen:

Submitted herewith for filing on behalf of Environmental Power Corporation (the “Company”) is a Registration Statement on Form S-2 relating to the registration under the Securities Act of 1933, as amended (the “Securities Act”), of 2,300,000 shares of Common Stock of the Company.

This filing is being effected by direct transmission to the Commission’s EDGAR System. On or about October 4, 2005, in anticipation of this filing, the Company caused the filing fee of $2,117.00 to be wire transferred to the Commission’s account at the Mellon Bank in Pittsburgh.

For purposes of scheduling, it is respectfully requested that the staff of the Commission inform us by Monday, October 17, 2005 as to whether this Registration Statement will be reviewed by the Commission.

Acceleration requests may be made orally, and the Company and the managing underwriters of the proposed offering have authorized us to represent on their behalf that they are aware of their obligations under the Securities Act with respect thereto.

Please do not hesitate to contact the undersigned should you have any questions regarding this filing.

Very truly yours,

/s/ Scott E. Pueschel

Scott E. Pueschel

Enclosure